Related Party Transactions with Officers and Directors	9 Months Ended
Sep. 30, 2025
Related Party Transactions with Officers and Directors
Related Party Transactions with Officers and Directors

(8)Related Party Transactions with Officers and Directors

The Company entered into a new employment agreement with Ronald A. Duncan on August 22, 2025 (the “Employment Agreement”), which generally replaced Mr. Duncan’s prior employment agreement with GCI Communication Corp.  The Employment Agreement provides that Mr. Duncan will continue to serve as the Chief Executive Officer and President of the Company and has a term that began on July 15, 2025 and which is scheduled to end on December 31, 2028. Pursuant to the Employment Agreement, Mr. Duncan is paid an annual base salary of $990,000 and is eligible to participate in the discretionary annual target cash incentive program pursuant to which Mr. Duncan is eligible to receive annual target cash incentive compensation of $1,252,741 in each calendar year from 2026 through 2028 (the “Duncan Cash IC”) and annual performance-based restricted stock unit grants with a target grant value of $626,371 in each of 2026, 2027 and 2028 (the “Duncan Equity IC”). Each of the Duncan Cash IC and Duncan Equity IC will be subject to the achievement of annual performance metrics established by the Company’s compensation committee. In connection with the entry into the Employment Agreement, Mr. Duncan also received an upfront multi-year grant of options to purchase 814 thousand shares of GLIBK for an exercise price equal to $37.85, which options are scheduled to vest in three equal installments on December 31 of each of 2026, 2027 and 2028, in each case, subject to Mr. Duncan remaining employed through the applicable vesting date.

Simultaneously with the entry into the Employment Agreement, GCI Communication Corp. (“GCI Corp.”) and Mr. Duncan entered into an aircraft agreement, effective January 1, 2025, which provides, among other things, that Mr. Duncan is entitled to 100 hours per year of personal flight time on an aircraft leased by GCI Corp. through the first to occur of  (i) the date that Mr. Duncan ceases to be employed by the Company or any of its subsidiaries or, in the case of certain types of termination of employment as provided in the Employment Agreement, with respect to up to one-third of such hours, the 120th day following such termination and (ii) the date that GCI Corp. ceases to own or lease any aircraft. Up to 25 hours of such annual allotment may be rolled over for use in a subsequent calendar year, up to a maximum amount of 150 hours of total flight time per year.